Cash Flow Information	6 Months Ended
Jul. 31, 2021
Cash Flow Information
Cash Flow Information

18. Cash Flow Information

(a)	Reconciliations of cash flow from operations with loss after income tax

	6 months to 31 July 2021 US $000’s	6 months to 31 July 2020 US $000’s

Loss for the period from continuing operations	(33,200)	(4,899)
Loss for the period from discontinued operations	(15,567)	(6,659)
Total loss for the period	(48,767)	(11,558)
Cash flows excluded from loss attributable to operating activities
- interest paid on borrowings and lease liabilities	108	2,330
Non-cash flows in loss:
- depreciation and amortisation expense	411	2,856
- impairment expense	4,971	1,763
- Transaction expenses	13,398	4,226
- Fair value loss on convertible notes and warrants	10,794	-
Net changes in assets and liabilities	13,201	575
- net exchange differences	483	44
Cash flow from operations	(5,401)	236

19. Events occurring after the reporting date